CONDENSED CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (DEFICIT) - USD ($) shares in Thousands, $ in Thousands		Common Stock	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Income	Non-Controlling Interest	Total
Balance at beginning of period at Dec. 31, 2020		$ 342	$ 59,570	$ (205,570)	$ 3,820	$ 2,097	$ (139,741)
Balance at the beginning (in shares) at Dec. 31, 2020		34,202
Net income (loss)				(16,515)		433	(16,082)
Issuance of common shares related to conversion of debt to equity		$ 25	24,975				25,000
Issuance of common shares related to conversion of debt to equity (in units)		2,500
Other comprehensive income (loss)					5,884		5,884
Equity-based compensation		$ 3	915				918
Equity-based compensation (Units)		321
Net unit settlement			(162)				(162)
Accumulating preferred dividends				(17,957)			(17,957)
Balance at end of period at Sep. 30, 2021		$ 345	60,323	(240,042)	9,704	2,530	(167,140)
Balance at the end (in shares) at Sep. 30, 2021		34,523
Balance at beginning of period at Dec. 31, 2020		$ 342	59,570	(205,570)	3,820	2,097	(139,741)
Balance at the beginning (in shares) at Dec. 31, 2020		34,202
Net income (loss)	[1]			(21,947)		639	(21,308)
Other comprehensive income (loss)	[1]				8,198		8,198
Equity-based compensation	[1]	$ 3	1,220				1,223
Equity-based compensation (Units)	[1]	321
Net unit settlement	[1]		(162)				(162)
Accumulating preferred dividends	[1]			(24,208)			(24,208)
Balance at end of period at Dec. 31, 2021		$ 345	60,628	(251,725)	12,018	2,736	(175,998)
Balance at the end (in shares) at Dec. 31, 2021		34,523
Balance at beginning of period at Jun. 30, 2021		$ 345	60,017	(229,946)	7,265	2,433	(159,886)
Balance at the beginning (in shares) at Jun. 30, 2021		34,523
Net income (loss)				(3,987)		97	(3,890)
Other comprehensive income (loss)					2,439		2,439
Equity-based compensation			306				306
Accumulating preferred dividends				(6,109)			(6,109)
Balance at end of period at Sep. 30, 2021		$ 345	60,323	(240,042)	9,704	2,530	(167,140)
Balance at the end (in shares) at Sep. 30, 2021		34,523
Balance at beginning of period at Dec. 31, 2021		$ 345	60,628	(251,725)	12,018	2,736	(175,998)
Balance at the beginning (in shares) at Dec. 31, 2021		34,523
Net income (loss)				(23,585)		43	(23,542)
Issuance of common shares upon closing of de-SPAC merger transaction, net of issuance costs		$ 129	805				934
Issuance of common shares upon closing of de-SPAC merger transaction, net of issuance costs (Units)		12,868
Issuance of common shares related to PIPE financing		$ 206	205,694				205,900
Issuance of common shares related to PIPE financing (in units)		20,590
Issuance of common shares related to conversion of Common Equivalent Preferred Units (see Note 4)		$ 22	23,731				23,753
Issuance of common shares related to conversion of Common Equivalent Preferred Units (see Note 4) (in units)		2,220
Common Equivalent Preferred Unit Dividends				(4,380)			(4,380)
Loss on extinguishment of Common Equivalent Preferred Units				(2,870)			(2,870)
Other comprehensive income (loss)					(10,095)		(10,095)
Equity-based compensation		$ 3	1,181				1,184
Equity-based compensation (in shares)		333
Net unit settlement			(477)				(477)
Accumulating preferred dividends				(13,882)			(13,882)
Balance at end of period at Sep. 30, 2022		$ 730	316,537	(296,442)	1,923	2,779	25,527
Balance at the end (in shares) at Sep. 30, 2022		73,034
Equity-based compensation		$ 348	60,627	(276,196)	4,724	2,801	(207,696)
Balance at the end (in shares) at Jun. 30, 2022		34,856
Net income (loss)				(12,996)		(22)	(13,018)
Issuance of common shares upon closing of de-SPAC merger transaction, net of issuance costs		$ 129	805				934
Issuance of common shares upon closing of de-SPAC merger transaction, net of issuance costs (Units)		12,868
Issuance of common shares related to PIPE financing		$ 206	205,694				205,900
Issuance of common shares related to PIPE financing (in units)		20,590
Issuance of common shares related to conversion of debt to equity		$ 25	24,975				25,000
Issuance of common shares related to conversion of debt to equity (in units)		2,500
Issuance of common shares related to conversion of Common Equivalent Preferred Units (see Note 4)		$ 22	23,731				23,753
Issuance of common shares related to conversion of Common Equivalent Preferred Units (see Note 4) (in units)		2,220
Common Equivalent Preferred Unit Dividends				(4,380)			(4,380)
Loss on extinguishment of Common Equivalent Preferred Units				(2,870)			(2,870)
Other comprehensive income (loss)					(2,801)		(2,801)
Equity-based compensation			705				705
Balance at end of period at Sep. 30, 2022		$ 730	$ 316,537	$ (296,442)	$ 1,923	$ 2,779	$ 25,527
Balance at the end (in shares) at Sep. 30, 2022		73,034

[1]	Retroactively restated for de-SPAC merger transaction as described in Note 2.